CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the year	$ (71,198,379)	$ 5,532,581	$ 65,481,973
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Impairment from long-term investments	29,189,836	0
Share-based compensation	347,466	6,585,386	1,828,868
Changes in operating assets and liabilities:
Prepayments and other assets	899,324	(2,168,873)	3,111,369
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(55,865,720)	(1,731,075)	87,723,007
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of long term investments	(14,594,918)	(16,500,465)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	12,775,363	(68,106,557)	(27,623,791)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from IPO, net of offering costs			43,273,702
Exercise of share options	281,617	1,156,623
Proceeds from issuance of unsecured note		20,000,000
Repurchase of ordinary shares	(2,667,902)	(1,320,468)
Payments for offering cost		(318,000)
Dividend paid		(19,547,532)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(3,965,199)	(29,377)	47,516,258
NET (DECREASE) INCREASE IN CASH	(46,446,920)	(75,250,339)	113,390,192
CASH AND CASH EQUIVALENTS - beginning of year	57,372,128	132,622,467	19,232,275
CASH AND CASH EQUIVALENTS - end of year	10,925,208	57,372,128	132,622,467
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	3,209,378	12,248,230	1,016,958
Parent Company | Reportable Legal Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the year	(71,198,379)	5,532,581	65,510,625
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in subsidiaries, VIEs and VIEs' subsidiaries	35,994,910	(14,725,415)	(68,117,762)
Impairment from long-term investments	29,189,836
Share-based compensation	347,466	6,585,386	1,828,868
Changes in operating assets and liabilities:
Prepayments and other assets	344,195	(339,995)	44,295
Accrued expenses and other current liabilities	184,258	(2,562,074)	2,898,317
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(5,137,714)	(5,509,517)	2,164,343
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in investment in subsidiaries, VIEs and VIE's subsidiaries	(1,000,000)	(15,420,961)
Purchase of long term investments	(14,594,918)	(1,600,000)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(15,594,918)	(17,020,961)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from IPO, net of offering costs			43,273,702
Exercise of share options	281,616	1,156,623
Proceeds from issuance of unsecured note		20,000,000
Repurchase of ordinary shares	(2,667,902)	(1,320,468)
Payments for offering cost		(318,000)
Dividend paid		(19,547,532)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(2,386,286)	(29,377)	43,273,702
NET (DECREASE) INCREASE IN CASH	(23,118,918)	(22,559,855)	45,438,045
CASH AND CASH EQUIVALENTS - beginning of year	24,828,067	47,387,922	1,949,877
CASH AND CASH EQUIVALENTS - end of year	$ 1,709,149	$ 24,828,067	$ 47,387,922